Acquisition and disposal of subsidiaries in Russia (Details) € in Thousands, $ in Thousands, ₽ in Millions	Feb. 03, 2021 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 RUB (₽)
Acquisition and disposal of subsidiaries in Russia
Total consideration to acquire studios		$ 67,062
Nexters Online LLC and Nexters Studio LLC
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired	100.00%					100.00%
Number of Russian Game Development Studios | item	2
Total consideration to acquire studios	$ 1,247					₽ 93
NHW Ltd
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired				100.00%	100.00%
Total consideration to acquire studios				$ 24	€ 20,000
Game Positive LLC
Acquisition and disposal of subsidiaries in Russia
Percentage of voting interest acquired			70.00%
Total consideration to acquire studios			$ 1